Headline earnings (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Headline earnings

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	1,112	311
Impairment reversal on property, plant and equipment and right of use asset	(74)	—
(Profit) loss on disposal of tangible assets	49	1
Impairment on equity-accounted investments	—	1
Headline earnings (loss)	1,087	313

Headline earnings (loss) per ordinary share (US cents) (2)	214	74
Diluted headline earnings (loss) per ordinary share (US cents) (3)	214	74

(1) The financial measures “headline earnings (loss)” and “headline earnings (loss) per share” are not calculated in accordance with IFRS Accounting Standards, but in accordance with the Headline Earnings Circular 1/2023, issued by the South African Institute of Chartered Accountants (SAICA), at the request of the Johannesburg
Stock Exchange Limited (JSE). These measures are required to be disclosed by the JSE Listings Requirements and therefore do not constitute Non-GAAP financial measures for purposes of the rules and regulations of the US Securities and Exchange Commission (“SEC”) applicable to the use and disclosure of Non-GAAP financial measures.

(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.

Number of shares

Weighted average number of ordinary shares	507,010,181	421,603,201
Dilutive potential of share options	1,030,346	522,570
Dilutive weighted average number of ordinary shares	508,040,527	422,125,771